Schedule of allowance for loan losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Beginning balance	¥ 214,550	¥ 294,355	¥ 427,873
Provision for loans receivable	320,013	586,843	415,902
Current period write off	(308,096)	(666,648)	(549,420)
Ending balance	¥ 226,467	¥ 214,550	¥ 294,355